Lease (Details 2) - USD ($)	Aug. 31, 2023	Nov. 30, 2022
Lease
Lease payments for the remainder of the year ending	$ 43,878
Less imputed interest	820
Present value of lease liabilities	$ 43,058	$ 165,441